Segment Information - Schedule of Major Activities for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net sales
Total net sales	$ 61,332	$ 67,610	$ 69,368
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	59,351	64,296	65,583
Operating income (loss)
Total operating income	1,981	3,314	3,785
Income (loss) before income taxes
Total income before taxes	10,264	11,300	7,819
Corporate Expenses [Member]
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	2,253	1,348	1,262
Operating income (loss)
Total operating income	(2,253)	(1,348)	(1,262)
Income (loss) before income taxes
Total income before taxes	(2,253)	(1,348)	(1,262)
Injection Molded Plastic Parts [Member]
Net sales
Total net sales	8,947	11,206	12,391
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	10,697	12,516	13,262
Operating income (loss)
Total operating income	(1,750)	(1,310)	(871)
Income (loss) before income taxes
Total income before taxes	4,554	5,024	2,308
Electronic Products [Member]
Net sales
Total net sales	52,385	56,404	56,977
Cost of sales, operating expenses and other income
Total cost of sales, operating expenses and other income	46,401	50,432	51,059
Operating income (loss)
Total operating income	5,984	5,972	5,918
Income (loss) before income taxes
Total income before taxes	$ 7,963	$ 7,624	$ 6,773